FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Effect of Hedge Accounting, Cash Flow Hedges (Details) - Cash flow hedges number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	0	10,241
Assets carrying amount	$ 198	$ 649
Liabilities carrying amount	(339)	(587)
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	661	(39)
Hedging gains or losses of the reporting period that were recognized in OCI	316	435
Gains or losses reclassification adjustment and hedge ineffectiveness	(419)	126
Basis adjustment	(323)	139
Cash flow hedge reserve at end of period	235	661
Currency risk | Foreign exchange contracts
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	282	(141)
Hedging gains or losses of the reporting period that were recognized in OCI	76	284
Gains or losses reclassification adjustment and hedge ineffectiveness	(4)	0
Basis adjustment	(323)	139
Cash flow hedge reserve at end of period	31	282
Commodity price risk | Commodities
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	(399)	18
Hedging gains or losses of the reporting period that were recognized in OCI	272	(543)
Gains or losses reclassification adjustment and hedge ineffectiveness	21	126
Basis adjustment	0	0
Cash flow hedge reserve at end of period	(106)	(399)
Commodity price risk | Emission rights
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	778	84
Hedging gains or losses of the reporting period that were recognized in OCI	(32)	694
Gains or losses reclassification adjustment and hedge ineffectiveness	(436)	0
Basis adjustment	0	0
Cash flow hedge reserve at end of period	$ 310	778
Commodity price risk | Special payment in pellet purchase agreement
Cash Flow Hedge Reserve Rollforward:
Hedging gains or losses of the reporting period that were recognized in OCI		$ (381)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Currency risk | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	5,207
Assets carrying amount	$ 80
Liabilities carrying amount	$ (34)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	531
Assets carrying amount	$ 14
Liabilities carrying amount	$ (93)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	559
Assets carrying amount	$ 104
Liabilities carrying amount	$ (16)
Prepaid expenses and other current assets | Currency risk | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument		7,465
Assets carrying amount		$ 332
Liabilities carrying amount		$ 0
Prepaid expenses and other current assets | Commodity price risk | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument		1,091
Assets carrying amount		$ 205
Liabilities carrying amount		$ 0
Accrued expenses and other liabilities | Commodity price risk | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument		350
Assets carrying amount		$ 0
Liabilities carrying amount		$ (124)
Other assets/Other long-term obligations | Commodity price risk | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	721
Assets carrying amount	$ 0
Liabilities carrying amount	$ (196)
Other long-term obligations | Commodity price risk | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument		491
Assets carrying amount		$ 0
Liabilities carrying amount		$ (454)
Other long-term obligations | Commodity price risk | Energy forwards
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument		765
Assets carrying amount		$ 0
Liabilities carrying amount		$ (9)
Other assets | Commodity price risk | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument		79
Assets carrying amount		$ 112
Liabilities carrying amount		$ 0